Transaction Costs	12 Months Ended
Dec. 31, 2023
Transaction Costs [Abstract]
TRANSACTION COSTS
17.	TRANSACTION COSTS

Transaction costs incurred in 2023 are $99,529 which are costs incurred for the equity raise in October 2023 as described in Note 12.

Transaction costs incurred in 2022 are $1,398,598, which are costs incurred for the equity raises described in Note 12 (b).

Transaction costs incurred in 2021 are $1,254,642 which costs of $1,175,573 for the issuance of the convertible promissory note on November 3, 2021, as more fully described in Note 14, and $79,069 for the legal and due diligence costs for the acquisition of ClearRF.